Fair value measurement - Quantitative inputs level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Mortgage servicing rights	$ 118,395	$ 150,906	$ 169,777
Other real estate	83,146	122,072
Recurring
Assets
Trading Securities Debt	36,674	40,321
Mortgage servicing rights	118,395	150,906
Recurring | CMO
Assets
Trading Securities Debt	346	606
Recurring | Other
Assets
Trading Securities Debt	381	3,443
Recurring | Level 3
Assets
Trading Securities Debt	659	970
Mortgage servicing rights	118,395	150,906
Recurring | Level 3 | Mortgage Servicing Rights
Assets
Mortgage servicing rights	$ 118,395	$ 150,906
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Minimum
Unobservable inputs
Weighted average life	1 month 6 days	1 month 6 days
Prepayment speed	0.30%	0.20%
Discount rate	9.50%	9.50%
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Maximum
Unobservable inputs
Weighted average life	12 years 3 months 18 days	14 years 4 months 24 days
Prepayment speed	24.60%	18.50%
Discount rate	14.70%	14.70%
Recurring | Level 3 | Mortgage Servicing Rights | Discounted cash flow approach | Weighted Average
Unobservable inputs
Weighted average life	6 years	6 years 6 months
Prepayment speed	6.90%	6.00%
Discount rate	11.10%	11.10%
Recurring | Level 3 | CMO
Assets
Trading Securities Debt	$ 278	$ 530
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Minimum
Unobservable inputs
Weighted average life	7 months 6 days	1 year 3 months 18 days
Yield	3.60%	3.90%
Prepayment speed	13.80%	14.80%
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Maximum
Unobservable inputs
Weighted average life	1 year 4 months 24 days	1 year 9 months 18 days
Yield	4.10%	4.40%
Prepayment speed	18.30%	20.70%
Recurring | Level 3 | CMO | Trading account debt securities | Discounted cash flow approach | Weighted Average
Unobservable inputs
Weighted average life	1 year 2 months 12 days	1 year 7 months 6 days
Yield	3.60%	4.00%
Prepayment speed	17.70%	18.30%
Recurring | Level 3 | Other
Assets
Trading Securities Debt	$ 381	$ 440
Recurring | Level 3 | Other | Trading account debt securities | Discounted cash flow approach
Unobservable inputs
Weighted average life	3 years 7 months 6 days	3 years 9 months 18 days
Yield	12.00%	12.00%
Prepayment speed	10.80%	10.80%
Nonrecurring
Assets
Loans	$ 74,511	$ 35,363	73,893
Other real estate	20,123	18,132	43,463
Nonrecurring | Level 3
Assets
Loans	74,511	35,363	73,893
Other real estate	20,123	18,132	$ 43,463
Nonrecurring | Level 3 | Loan
Assets
Loans	$ 74,347	$ 38,907
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Minimum
Unobservable inputs
Haircut applied on external appraisal	10.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Maximum
Unobservable inputs
Haircut applied on external appraisal	40.00%
Nonrecurring | Level 3 | Loan | Valuation Technique External Appraisal | Weighted Average
Unobservable inputs
Haircut applied on external appraisal	20.90%	10.00%
Nonrecurring | Level 3 | Other real estate owned
Assets
Other real estate	$ 14,926	$ 16,119
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Minimum
Unobservable inputs
Haircut applied on external appraisal	5.00%	5.00%
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Maximum
Unobservable inputs
Haircut applied on external appraisal	30.00%	35.00%
Nonrecurring | Level 3 | Other real estate owned | Valuation Technique External Appraisal | Weighted Average
Unobservable inputs
Haircut applied on external appraisal	22.10%	23.80%